Cover	Aug. 11, 2022	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K/A
City Area Code	(301)
Entity Address, Postal Zip Code	20850
Local Phone Number	592-5000
Entity Address, State or Province	MD
Entity Address, City or Town	Rockville,
Entity Address, Address Line One	1 Choice Hotels Circle, Suite 400,
Document Period End Date	Aug. 11, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13393
Entity Tax Identification Number	52-1209792
Amendment Flag	true
Entity Central Index Key	0001046311
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC / DE
Written Communications		false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false